TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Tenant Origination and Absorption Costs
Intangible Assets, Net
Cost	$ 3,166
Accumulated amortization	(75)
Net amount	3,091
Tenant Relationship
Intangible Assets, Net
Cost	564
Accumulated amortization	(7)
Net amount	$ 557